Related parties (Details) - USD ($) $ in Thousands			6 Months Ended	12 Months Ended
	Jul. 13, 2020	Jun. 08, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Related parties (Details) [Line Items]
Compensated amount				$ 156	$ 349
Shares issued (in Shares)			120,891,157		230,000
Interest percentage	16.09%	37.00%
Related party transaction description			the Company’s former CEO and members of his family provided research and development and investor relations services to the Company and were compensated in the amount of $42 and $42 respectively (2020: $37 and $75 respectively).
Sass Larsen [Member]
Related parties (Details) [Line Items]
Shares issued (in Shares)	3,281,250	25,936,599
Common stock value	$ 538	$ 3,906
Oncology Venture US Inc [Member]
Related parties (Details) [Line Items]
Shares issued (in Shares)	12,383,770
Common stock value	$ 2,029